Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - 401(k) Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN	43-0197190
Plan Number	006
Current Value	$ 286,105,871
Notes receivable from participants	3,937,134
Total	$ 290,043,005
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Participant loans, interest rate	4.25%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Participant loans, interest rate	9.50%
Investment, Identifier [Axis]: Allspring Government Money Market Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:AllspringGovernmentMoneyMarketFundMember
Investment type	Money market funds
Current Value	$ 540,380
Investment party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund Class R6
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:AmericanFundsEuropacificGrowthFundClassR6Member
Investment type	Mutual funds
Current Value	$ 10,312,795
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Caleres, Inc. common stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:CaleresInc.CommonStockMember
Investment type	Caleres, Inc. common stock
Current Value	$ 2,300,305
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2020 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2020IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 1,735,886
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2025 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2025IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 7,982,585
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2030 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2030IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 10,886,414
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2035 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2035IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 18,096,901
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2040 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2040IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 14,608,701
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2045 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2045IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 17,561,453
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2050 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2050IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 22,165,528
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2055 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2055IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 17,079,452
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2060 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2060IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 7,319,085
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2065 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2065IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 1,400,104
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement 2070 Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirement2070IncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 977,236
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Collective Trust - Vanguard Target Retirement Income Trust II
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardTargetRetirementIncomeTrustIiMember
Investment type	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Current Value	$ 1,550,515
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA Emerging Markets Value Fund Class I
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:DfaEmergingMarketsValueFundClassIMember
Investment type	Mutual funds
Current Value	$ 8,872,458
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge amp; Cox Income Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:DodgeCoxIncomeFundMember
Investment type	Mutual funds
Current Value	$ 22,356,127
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan Large Gap Growth Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:JpmorganLargeGapGrowthFundMember
Investment type	Mutual funds
Current Value	$ 29,510,496
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Diversified Real Asset Fund Institutional Class
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:PrincipalDiversifiedRealAssetFundInstitutionalClassMember
Investment type	Mutual funds
Current Value	$ 832,256
Investment party-in-interest	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Extended Market Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardExtendedMarketIndexFundMember
Investment type	Mutual funds
Current Value	$ 3,471,493
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard FTSE All-World ex-US Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardFtseAllWorldExUsIndexFundMember
Investment type	Mutual funds
Current Value	$ 2,003,271
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Investment issuer name	cal:VanguardInstitutionalIndexFundMember
Investment type	Mutual funds
Current Value	$ 41,035,124
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember